Fair Value Measurements And Disclosure (Notional Amount Of Our Outstanding Derivative Positions) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Notional amounts of outstanding derivative positions	$ 40,835	$ 46,947
Interest rate swaps
Derivative [Line Items]
Notional amounts of outstanding derivative positions	0	853
Cross-currency swaps
Derivative [Line Items]
Notional amounts of outstanding derivative positions	40,745	42,325
Interest rate locks
Derivative [Line Items]
Notional amounts of outstanding derivative positions	0	3,500
Foreign exchange contracts
Derivative [Line Items]
Notional amounts of outstanding derivative positions	$ 90	$ 269